Commitments (Tables)	6 Months Ended
Dec. 31, 2023
Commitments
Summary of capital commitments outstanding not provided for in the financial statements

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Contracted purchase of software	1,000	—	—
Contracted for construction projects	830,573	472,038	570,840
Contracted for	831,573	472,038	570,840
Authorized but not contracted for construction projects	11,279	510,608	266,333
Total	842,852	982,646	837,173